Note 2 - Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended						9 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Amortization of Intangible Assets								$ 406,000	$ 237,000
Prior Period Reclassification Adjustment	150,000	140,000	135,000	150,000	115,000	40,000
Capitalized Computer Software, Net									299,000
Asset Impairment Charges							$ 342,000	$ 357,000
Computer Software, Intangible Asset [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life								2 years
Equipment [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life								3 years
Equipment [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life								5 years
Customer Contracts [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life								3 years
Patents [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life								5 years
Noncompete Agreements [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life								2 years